CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
E-commerce	$ 326,679,871	$ 170,204,545	$ 26,995,814
Online advertising	155,049,818	145,444,790	138,767,288
Listing	14,293,184	19,772,181	5,532,864
Total revenues	496,022,873	335,421,516	171,295,966
Cost of revenues	(51,129,730)	(63,990,693)	(54,117,692)
Selling, general and administrative expenses	(366,341,900)	(226,142,936)	(163,534,947)
Other operating income	2,525,496	599,894	153,340
Income (loss) from operations	81,076,739	45,887,781	(46,203,333)
Interest income	1,316,203	1,082,287	257,204
Other Income (loss), net	35,799	(1,185,121)	(1,979,450)
Income (loss) before taxes and equity in affiliates	82,428,741	45,784,947	(47,925,579)
Income tax benefit (expense)	(15,545,964)	(3,065,725)	4,076,928
Income (loss) before equity in affiliates	66,882,777	42,719,222	(43,848,651)
Loss from equity in affiliates	(223,389)	(69,194)	(508)
Net income (loss)	66,659,388	42,650,028	(43,849,159)
Less: Net income attributable to non-controlling interest	138,494	125,066	910,177
Net income (loss) attributable to Leju shareholders	$ 66,520,894	$ 42,524,962	$ (44,759,336)
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.51	$ 0.35	$ (0.37)
Diluted (in dollars per share)	$ 0.50	$ 0.35	$ (0.37)
Shares used in computation:
Basic (in shares)	129,320,666	120,000,000	120,000,000
Diluted (in shares)	132,502,100	120,000,000	120,000,000